Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31, 2025	June 30, 2026
	RMB	RMB
Accounts receivable, gross:	1,149,968	704,273
Less: allowance for current expected credit losses	(4,216)	(38,342)
Accounts receivable, net	1,145,752	665,931

Schedule of Allowance for Current Expected Credit Losses

The following table summarizes the movement of the Group’s allowance for current expected credit losses:

	For the six months ended June 30
	2025	2026
	RMB	RMB
Balance at the beginning of the period	(5,434)	(4,216)
Additions	-	(34,126)
Write-offs	-	-
Balance at the end of the period	(5,434)	(38,342)